SCHEDULE OF SUBSIDIARIES AND ASSOCIATES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Wunong Net Technology Company Limited [Member]
SubsidiariesAndAssociatesLineItems [Line Items]
Date of Incorporation	December 4, 2018	December 4, 2018
Place of Incorporation	British Virgin Islands	British Virgin Islands
% of Ownership description	Parent	Parent
Principal Activities	Holding Company	Holding Company
Shenzhen Vande Technology Co., Limited [Member]
SubsidiariesAndAssociatesLineItems [Line Items]
Date of Incorporation	April 6, 2017	April 6, 2017
Place of Incorporation	Hong Kong	Hong Kong
% of Ownership description	100	100
Principal Activities	Holding Company	Holding Company
Mahaotiaodong Information Technology Company Limited [Member]
SubsidiariesAndAssociatesLineItems [Line Items]
Date of Incorporation	December 29, 2021	December 29, 2021
Place of Incorporation	British Virgin Islands	British Virgin Islands
% of Ownership description	100	100
Principal Activities	Holding Company	Holding Company
Xiamen Chunshang Health Technology Co Ltd [Member]
SubsidiariesAndAssociatesLineItems [Line Items]
Date of Incorporation	September 3, 2024	September 3, 2024
Place of Incorporation	Xiamen, China	Xiamen, China
% of Ownership description	100% owned by Vande	100% owned by Vande
Principal Activities	Skin care products selling and skin care training services	Holding Company
Guangzhou Tianhe District Chunran Health Consulting Co Ltd [Member]
SubsidiariesAndAssociatesLineItems [Line Items]
Date of Incorporation	March 6,2025
Place of Incorporation	Guangzhou,China
% of Ownership description	100% owned by Xiamen Chunshang
Principal Activities	Skin care products selling and skin care training services
Guo Gang Tong Trade Shenzhen Co Ltd [Member]
SubsidiariesAndAssociatesLineItems [Line Items]
Date of Incorporation	December 28, 2018	December 28, 2018
Place of Incorporation	Shenzhen, China	Shenzhen, China
% of Ownership description	100% owned by Vande	100% owned by Vande
Principal Activities	Holding Company	Holding Company
DELIMOND Limited [Member]
SubsidiariesAndAssociatesLineItems [Line Items]
Date of Incorporation	January 3, 2019	January 3, 2019
Place of Incorporation	Hong Kong	Hong Kong
% of Ownership description	100% owned by Mahao BVI	100% owned by Mahao BVI
Principal Activities	Holding Company	Holding Company
Code Beating Technology Company Limited [Member]
SubsidiariesAndAssociatesLineItems [Line Items]
Date of Incorporation	May 21, 2020	May 21, 2020
Place of Incorporation	Xiamen, China	Xiamen, China
% of Ownership description	100% owned by DELIMOND	100% owned by DELIMOND
Principal Activities	Short messages service	Short messages service
Xiamen Chunshang Health Technology Co Ltd One [Member]
SubsidiariesAndAssociatesLineItems [Line Items]
Date of Incorporation		September 3, 2024
Place of Incorporation		Xiamen, China
% of Ownership description		100% owned by Vande
Principal Activities		Skin care products Selling